Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Apr. 15, 2013	Dec. 31, 2014 lender	Jul. 15, 2014	May 15, 2013	Dec. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Term loans		$ 5,067,700,000			$ 4,468,600,000
Proceeds from Issuance of Debt	1,233,100,000
Debt Instrument, Redemption Price, Percentage		100.00%
Top revolving lenders		10
Percentage share of the revolving loan covered by top lenders		67.00%
Maximum loss of available capacity of the revolving loan		161,700,000
Fair Value Option Aggregate Differences Long Term Debt Instruments		63,800,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net		800,000
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Term loans		1,000,000,000
Senior Notes	1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000
Interest rate	3.50%	3.50%			3.50%
Senior Notes due 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Term loans		300,000,000
Senior Notes		300,000,000			0	300,000,000
Interest rate		1.45%			1.45%	1.45%
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Term loans		700,000,000
Senior Notes		700,000,000			0	700,000,000
Interest rate		3.875%			3.875%	3.875%
Senior Notes due 2020, interest payable semi-annually at 7.875% [Member]
Debt Instrument [Line Items]
Senior Notes		0			500,000,000
Interest rate		7.875%			7.875%
Extinguishment of Debt, Amount			500,000,000
Payments of Debt Extinguishment Costs			35,400,000
Senior Notes due 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Term loans		250,000,000
Senior Notes	250,000,000	250,000,000			250,000,000
Interest rate	2.00%	2.00%			2.00%
Senior Notes due 2017, interest payable semi-annually at 7.625% [Member]
Debt Instrument [Line Items]
Senior Notes				750,000,000
Extinguishment of Debt, Amount				801,600,000
Payments of Debt Extinguishment Costs				51,600,000
Revolving Loan [Member]
Debt Instrument [Line Items]
Credit facility Outstanding amount		795,000,000
Additional term and revolving loan capacity in the future		2,204,200,000
FIS Credit Agreements [Member]
Debt Instrument [Line Items]
Total committed capital, credit agreement		4,300,000,000
FIS Credit Agreements [Member] | Term Loan A-3 [Member]
Debt Instrument [Line Items]
Term loans		1,300,000,000
FIS Credit Agreements [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		3,000,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility Outstanding amount		$ 800,000